NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - shares	Apr. 17, 2025	Aug. 27, 2024	Aug. 16, 2024	Mar. 27, 2024	Mar. 15, 2024	Sep. 22, 2022	Mar. 29, 2021
IfrsStatementLineItems [Line Items]
Reverse stock split	one (1) for five hundreds (500) reverse stock split	1:17 reverse stock split	one (1) for seventeen (17) reverse stock split	1:190 reverse stock split	one (1) for one hundred ninety (190) reverse stock split
Beyond Solutions Ltd. [member] | Share exchange agreement [member]
IfrsStatementLineItems [Line Items]
Ownership interest							74.00%
Former shareholder [member] | Share exchange agreement [member]
IfrsStatementLineItems [Line Items]
Ownership interest							26.00%
Zigi Carmel Initiatives and Investments Ltd. [member] | Share exchange agreement [member] | Former shareholder [member]
IfrsStatementLineItems [Line Items]
Ownership interest						100.00%
Number of shares issued						7,920,000
Zigi Carmel Initiatives and Investments Ltd. [member] | Share exchange agreement [member] | Former shareholder [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						5